Tax Certificates	12 Months Ended
Dec. 31, 2011
Tax Certificates [Abstract]
Tax Certificates
7.	Tax Certificates

The following table summarizes tax certificates (in thousands):

	As of December 31, 2011		As of December 31, 2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Tax certificates (1)
Net of allowance of $7,488 and $8,811, respectively	$46,488	45,562	89,789	90,738

(1)	The estimated fair value was calculated at December 31, 2011 and 2010 using an expected cash flow model discounted at an interest rate that takes into account the risk of the cash flows of tax certificates relative to alternative investments.

Included in tax certificates were $3.1 million and $3.6 million of non-accrual tax certificates as of December 31, 2011 and 2010, respectively.

Activity in the allowance for tax certificate losses was (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Balance, beginning of period	$8,811	6,781	6,064

Charge-offs	(5,019)	(2,997)	(2,965)
Recoveries	913	475	294

Net charge-offs	(4,108)	(2,522)	(2,671)
Provision charged to non-interest expense	2,783	4,552	3,388

Balance, end of period	$7,488	8,811	6,781